Subordinated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subordinated liabilities
Dated loan capital	£ 5,573	£ 5,968
Undated loan capital	22	173
Preference shares	119	119
Total subordinated liabilities	£ 5,714	£ 6,260